Shareholders' Equity (Details 3) (USD $)	32 Months Ended	38 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Mar. 31, 2013 AWP	Aug. 01, 2012 AWP	Mar. 31, 2013 Karlsson Group	Aug. 01, 2012 Karlsson Group	Mar. 31, 2013 Karlsson Group AWP	Sep. 30, 2013 Karlsson Group AWP	Aug. 01, 2012 Karlsson Group AWP
Non-Controlling Interest
Contribution of mineral interests	$ 11,000,000	$ 11,000,000					$ 11,000,000
Percentage of ownership interest held by non-controlling owners					50.00%	50.00%	50.00%	50.00%	50.00%
Amount of cash contributions made			$ 11,000,000
Ownership percentage				50.00%